Statutory Reserve	6 Months Ended
Dec. 31, 2025
Statutory Reserve [Abstract]
STATUTORY RESERVE

20. STATUTORY RESERVE

The Company’s PRC subsidiaries, the VIE, and the VIE’s subsidiaries, which are incorporated in PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital, which was $13,679,012 as of December 31, 2025. This statutory reserve is not distributable in the form of cash dividends.

For the six months ended December 31, 2025, the Company provided statutory reserve as follows:

Balance - June 30, 2024	1,538,443
Appropriation to statutory reserve	38,069
Balance - June 30, 2025	$1,576,512
Appropriation to statutory reserve	159,229
Balance — December 31, 2025	$1,735,741